UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.   20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [    ] ; Amendment Number : ______________
This Amendment  (Check only one.) :  	[   ]  is a restatement.
                                						[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:			CRA Real Estate Securities, LP
Address:		259 N. Radnor-Chester Road Suite 205
       			Radnor, PA  19087

Form 13F 	File Number: 		28-6044

The institutional investment manager filing this report and the person by whom it is signing hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		T. Ritson Ferguson
Title:		President
Phone:		610-995-8902

Signature, Place, and Date of Signing:

    T. Ritson Ferguson		Radnor, PA  			1/11/00






Report Type (Check only one.):

[ X ] 	13F HOLDINGS REPORT.

[   ]  13F NOTICE.

    ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 		1

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total: 	$ 1,319,596
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.		Form 13F File Number			Name


1		28-2437				Strategic Investment Management


























                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    32121  1611071 SH       SOLE                  1345171            265900
                                                              1154    57900 SH       DEFINED 01              57900
Apartment Investment and Manag COM              03748R101    64278  1614519 SH       SOLE                  1350119            264400
                                                              2054    51600 SH       DEFINED 01              51600
Archstone Communities Trust    COM              039581103    17294   843600 SH       SOLE                   745600             98000
Arden Realty Inc               COM              039793104    33143  1652000 SH       SOLE                  1470600            181400
                                                              1312    65400 SH       DEFINED 01              65400
AvalonBay Communities Inc      COM              053484101    66764  1928206 SH       SOLE                  1629039            299167
                                                              1955    56463 SH       DEFINED 01              56463
BRE Properties Inc             COM              05564E106    20682   911600 SH       SOLE                   806000            105600
                                                               878    38700 SH       DEFINED 01              38700
Boston Properties Inc.         COM              101121101     1556    50000 SH       SOLE                    50000
Bradley Real Estate Inc        COM              104580105    34322  1968291 SH       SOLE                  1759391            208900
                                                              1269    72800 SH       DEFINED 01              72800
CBL and Associates Properties  COM              124830100      912    44200 SH       SOLE                    44200
Camden Property Trust          COM              133131102    53115  1914041 SH       SOLE                  1608141            305900
                                                              1734    62500 SH       DEFINED 01              62500
CarrAmerica Realty Corp        COM              144418100    44383  2076400 SH       SOLE                  1773200            303200
                                                              1496    70000 SH       DEFINED 01              70000
Developers Diversified Realty  COM              251591103    38738  3008800 SH       SOLE                  2529900            478900
                                                              1218    94600 SH       DEFINED 01              94600
Duke-Weeks Realty Corp         COM              264411505    60512  3103206 SH       SOLE                  2568306            534900
                                                              1765    90500 SH       DEFINED 01              90500
Equity Office Properties Trust COM              294741103    66087  2683745 SH       SOLE                  2217831            465914
                                                              2316    94058 SH       DEFINED 01              94058
Equity Residential Properties  COM              29476L107    69315  1623764 SH       SOLE                  1362564            261200
                                                              2104    49300 SH       DEFINED 01              49300
Gables Residential Trust       COM              362418105    26961  1123380 SH       SOLE                   948180            175200
                                                               840    35000 SH       DEFINED 01              35000
General Growth Properties Inc  COM              370021107      720    25700 SH       SOLE                    25700
Highwoods Properties Inc       COM              431284108    70254  2973728 SH       SOLE                  2515128            458600
                                                              2280    96500 SH       DEFINED 01              96500
Host Marriott Corp             COM              44107P104     3494   423564 SH       SOLE                   167977            255587
                                                               140    16950 SH       DEFINED 01              16950
JDN Realty Corp                COM              465917102    28961  1796050 SH       SOLE                  1516350            279700
                                                               944    58550 SH       DEFINED 01              58550
Keystone Property Trust        COM              493596100    10752   693696 SH       SOLE                   653245             40451
Kilroy Realty Corp             COM              49427F108    37132  1659552 SH       SOLE                  1485152            174400
                                                              1365    61000 SH       DEFINED 01              61000
Kimco Realty Corp.             COM              49446R109    36786  1085933 SH       SOLE                   909733            176200
                                                               888    26200 SH       DEFINED 01              26200
Liberty Property Trust         COM              531172104    61269  2475510 SH       SOLE                  2055110            420400
                                                              1849    74700 SH       DEFINED 01              74700
Macerich Co                    COM              554382101     1036    49800 SH       SOLE                    49800
Mack-Cali Realty Corp          COM              554489104    27759  1065100 SH       SOLE                   941400            123700
                                                              1149    44100 SH       DEFINED 01              44100
PS Business Parks Inc.         COM              69360J107    11054   485900 SH       SOLE                   427600             58300
Pan Pacific Retail Properties  COM              69806L104      832    51000 SH       SOLE                    51000
Post Properties Inc            COM              737464107    41555  1086402 SH       SOLE                   901302            185100
                                                              1251    32700 SH       DEFINED 01              32700
Prentiss Properties Trust      COM              740706106    61039  2855604 SH       SOLE                  2418604            437000
                                                              1922    89900 SH       DEFINED 01              89900
Prologis Trust                 COM              743410102    36658  1904300 SH       SOLE                  1590000            314300
                                                              1305    67800 SH       DEFINED 01              67800
Reckson Services Industries In COM              75621j109      343     5500 SH       SOLE                     5500
Regency Realty Corp            COM              758939102    30123  1506130 SH       SOLE                  1225230            280900
                                                               752    37600 SH       DEFINED 01              37600
Rouse Co.                      COM              779273101    18330   862600 SH       SOLE                   765800             96800
Simon Property Group Inc       COM              828806109    49723  2167760 SH       SOLE                  1823156            344604
                                                              1562    68092 SH       DEFINED 01              68092
Spieker Properties Inc         COM              848497103    33629   922921 SH       SOLE                   824321             98600
                                                              1253    34400 SH       DEFINED 01              34400
Starwood Financial Inc         COM              85569R104     3500   207380 SH       SOLE                   179945             27435
Starwood Hotels and Resorts Wo COM              85590A203    44377  1888391 SH       SOLE                  1694397            193994
                                                              1628    69259 SH       DEFINED 01              69259
Trizec Hahn Corp               COM              896938107     1291    76500 SH       SOLE                    64300             12200
Urban Shopping Centers Inc     COM              917060105    21011   774600 SH       SOLE                   691800             82800
                                                               811    29900 SH       DEFINED 01              29900
Vornado Realty Trust           COM              929042109     1713    52700 SH       SOLE                    45300              7400
Weingarten Realty Investors    COM              948741103      857    22000 SH       SOLE                    22000
Simon Property Group Inc Prefe PFD CV           828806406    13506   223242 SH       SOLE                   223242
Walden Residential Properties  PFD CV           931210603     2517   163073 SH       DEFINED 01             163073